Net Loss Per Share Attributable To Ordinary Shareholders - Summary of Basic And Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (156,250)	$ (22,007)	¥ (2,467,937)	¥ (816,547)
Accretion of convertible redeemable preferred shares | ¥	0		0	(508,627)
Net loss attributable to ordinary shareholders of the Company	¥ (156,250)	$ (22,007)	¥ (2,467,937)	¥ (1,325,174)
Denominator:
Weighted average number of ordinary shares used in computing basic loss per ordinary share (note)	162,160,835	162,160,835	162,819,410	96,306,113
Weighted average number of ordinary shares used in computing diluted loss per ordinary share (note)	162,160,835	162,160,835	162,819,410	96,306,113
Net loss per ordinary share basic | (per share)	¥ (0.96)	$ (0.14)	¥ (15.16)	¥ (13.76)
Net loss per ordinary share diluted | (per share)	¥ (0.96)	$ (0.14)	¥ (15.16)	¥ (13.76)